13F-HR
          06/30/2006

             0000850403
             $xdqgj5p

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F COMBINATION REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT INTERNATIONAL
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      08/15/2006

Report Type (Check only one.)
[ ]      13F HOLDING REPORT
[ ]      13F NOTICE
[X]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1   028-03377            Grantham, Mayo, van Otterloo & Co.
 2   028-1944             John A. Levin Company
 3   028-02842            Numeric Investors, L.P.
 4   028-05620            Brandes Investment Partners
 5   028-07082            Analytic Investors

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                 5
FORM 13F Information Table Value Total:                            11,718

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000                  ishares 464287655     4,316           60,160        SH    SOLE              60,160
Russell 3000                  ishares 464287689     4,586           62,170        SH    SOLE              62,170
MSCI EAFE Index               ishares 464287465     2,336           35,725        SH    SOLE              35,725
Taiwan MSCI Index             ishares 464286731       208           16,300        SH    SOLE              16,300
MSCI EM Index                 ishares 464287234       272            2,900        SH    SOLE               2,900